Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Health care cost trend rate
One percent increase	$ 0.00	$ 0.00	$ 0.00
One percent decrease	$ 0.00	$ 0.00	$ 0.00
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	4.13%	4.97%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.06%	4.07%	4.02%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.59%	3.46%	3.93%
Expected return on plan assets	1.50%	1.50%	1.50%
Prior to Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	6.50%	7.00%	7.50%
After Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	6.50%	7.00%	7.50%